UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                        ----------------

Date of reporting period:  MAY 31, 2006
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          LIGHTHOUSE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at May 31, 2006 (Unaudited)

    Shares                                                         Value
    ------                                                         -----
COMMON STOCKS: 75.6%

AUTOMOBILES & COMPONENTS - 1.1%
     2,100  Autoliv, Inc.                                       $   116,760
                                                                -----------
CAPITAL GOODS: 1.0%
    11,600  Sypris Solutions, Inc.                                   98,832
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 4.4%
     2,800  Apollo Group, Inc. (a)<F1>                              146,468
     4,800  Career Education Corp. (a)<F1>                          156,432
     9,900  Corinthian Colleges, Inc. (a)<F1>                       136,719
                                                                -----------
                                                                    439,619
                                                                -----------
CONSUMER DURABLES & APPAREL: 1.2%
     9,200  Tempur-Pedic International, Inc. (a)<F1>                126,592
                                                                -----------
CONSUMER SERVICES:  1.7%
    10,700  Navigant International, Inc. (a)<F1>                    173,768
                                                                -----------
ENERGY: 7.3%
     2,500  Anadarko Petroleum Corp.                                124,175
     2,500  National Oilwell Varco, Inc. (a)<F1>                    165,150
     2,500  Pogo Producing Co.                                      112,650
     4,700  Precision Drilling Trust (b)<F2>                        160,035
     3,300  Ultra Petroleum Corp. (a)<F1>(b)<F2>                    189,915
                                                                -----------
                                                                    751,925
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 7.1%
     5,800  Amsurg Corp. (a)<F1>                                    139,722
     5,800  Apria Healthcare Group, Inc. (a)<F1>                    111,360
    11,800  Cardiac Science Corp. (a)<F1>                           103,722
     2,200  Icon PLC - ADR (a)<F1>                                  116,930
     6,900  Syneron Medical, Ltd. (a)<F1>(b)<F2>                    134,688
     2,900  Triad Hospitals, Inc. (a)<F1>                           116,812
                                                                -----------
                                                                    723,234
                                                                -----------
 HOTELS RESTAURANTS & LEISURE: 3.2%
     9,100  AFC Enterprises                                         123,214
     2,700  Buffalo Wild Wings, Inc. (a)<F1>                        106,002
     3,050  CEC Entertainment, Inc. (a)<F1>                         101,748
                                                                -----------
                                                                    330,964
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.3%
     4,900  NBTY, Inc. (a)<F1>                                      128,478
                                                                -----------
INSURANCE: 5.1%
     1,650  The Allstate Corp.                                       90,766
    12,400  Clark, Inc.                                             163,680
     3,600  Hub International, Ltd. (b)<F2>                          98,604
     3,950  The St. Paul Travelers Cos., Inc.                       173,879
                                                                -----------
                                                                    526,929
                                                                -----------
MATERIALS:  1.1%
     5,000  Alpha Natural Resources, Inc. (a)<F1>                   107,800
                                                                -----------
MEDIA: 5.5%
     5,100  CBS Corp. - Class B                                     132,141
     6,900  Clear Channel Communications, Inc.                      212,520
     1,700  R.H. Donnelley Corp. (a)<F1>                             93,194
     3,350  Viacom, Inc. - Class B (a)<F1>                          126,463
                                                                -----------
                                                                    564,318
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 6.1%
     4,000  Aspreva Pharmaceuticals Corp. (a)<F1>(b)<F2>            119,920
     4,100  Celgene Corp. (a)<F1>                                   169,945
    12,400  Epix Pharmaceuticals, Inc. (a)<F1>                       44,392
    11,600  Isis Pharmaceuticals, Inc. (a)<F1>                       90,712
    10,150  NPS Pharmaceuticals, Inc. (a)<F1>                        56,231
    11,500  Salix Pharmaceuticals, Ltd. (a)<F1>(b)<F2>              138,920
                                                                -----------
                                                                    620,120
                                                                -----------
RETAILING: 6.6%
    12,500  Casual Male Retail Group, Inc. (a)<F1>                  121,875
    11,600  Collegiate Pacific, Inc.                                121,452
     8,300  Haverty Furniture Cos., Inc.                            116,366
     5,900  Petco Animal Supplies, Inc. (a)<F1>                     124,844
     7,700  Tuesday Morning Corp.                                   123,739
     5,000  West Marine, Inc. (a)<F1>                                71,800
                                                                -----------
                                                                    680,076
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.7%
     2,450  Analog Devices, Inc.                                     82,638
     3,100  International Rectifier Corp. (a)<F1>                   138,105
     4,900  Sigmatel, Inc. (a)<F1>                                   26,852
     5,800  Standard Microsystems Corp. (a)<F1>                     132,182
                                                                -----------
                                                                    379,777
                                                                -----------
SOFTWARE & SERVICES: 2.2%
    10,500  Bottomline Technologies, Inc. (a)<F1>                   105,630
     2,500  First Data Corp.                                        115,275
                                                                -----------
                                                                    220,905
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 13.7%
     5,800  ADC Telecommunications, Inc. (a)<F1>                    103,936
     5,300  Avocent Corp. (a)<F1>                                   120,522
    15,300  Digi International, Inc. (a)<F1>                        181,917
     4,600  Intevac, Inc. (a)<F1>                                    98,624
     7,050  Keithley Instruments, Inc.                               89,888
     3,900  Multi-Fineline Electronix, Inc. (a)<F1>                 129,753
     6,900  Newport Corp. (a)<F1>                                   113,160
     8,971  Oplink Communications, Inc. (a)<F1>                     169,462
     6,600  OSI Systems, Inc. (a)<F1>                               131,406
     9,900  Spectralink Corp.                                        91,872
    11,600  Universal Display Corp. (a)<F1>                         169,592
                                                                -----------
                                                                  1,400,132
                                                                -----------
TRANSPORTATION: 3.3%
    11,600  Eagle Bulk Shipping, Inc. (b)<F2>                       157,064
     2,050  Frontline, Ltd. (b)<F2>                                  67,179
     3,500  Pacer International, Inc.                               103,285
       829  Ship Finance International, Ltd. (b)<F2>                 14,093
                                                                -----------
                                                                    341,621
                                                                -----------
TOTAL COMMON STOCKS (Cost $6,769,019)                             7,731,850
                                                                -----------

  Units                                                             Value
  -----                                                             -----
MASTER LIMITED PARTNERSHIP: 1.9%

ENERGY: 1.9%
     4,100  Plains All American Pipeline L.P.                       198,850
                                                                -----------
TOTAL MASTER LIMITED PARTNERSHIPS
  (cost $46,143)                                                    198,850
                                                                -----------
  Shares                                                            Value
  ------                                                            -----
SHORT-TERM INVESTMENTS: 22.3%

INVESTMENT COMPANY: 0.4%
    42,549  Aim Liquid Assets                                        42,549
                                                                -----------
MONEY MARKET INVESTMENT: 21.9%
 2,243,433  Treasury Cash Series II                               2,243,433
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $2,285,982)                                               2,285,982
                                                                -----------
TOTAL INVESTMENTS - 99.9%
  (cost $9,101,144)                                              10,216,682
Other Assets in excess of Liabilities - 0.1%                         14,486
                                                                -----------
TOTAL NET ASSETS: 100.0%                                        $10,231,168
                                                                -----------
                                                                -----------

ADR   American Depositary Receipt.
(a)<F1>      Non-Income producing security.
(b)<F2>      U.S. Security of foreign company.

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows:

Cost of investments*<F3>                          $9,061,612
Gross unrealized appreciation                      1,719,586
Gross unrealized depreciation                       (565,516)
                                                  ----------
Net unrealized appreciation                       $1,154,070
                                                  ----------

*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date  7/26/06
           -----------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              -------------------------------
                              Robert M. Slotky, President

     Date  7/26/06
           ----------------------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -------------------------------
                              Eric W. Falkeis, Treasurer

     Date  7/28/06
           ----------------------------------

* Print the name and title of each signing officer under his or her signature.